NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
NET OPERATING REVENUE
Schedule of net operating revenue

	12/31/2021	12/31/2020	12/31/2019

Generation
Power supply for distribution companies	15,261,475	14,425,819	15,870,784
Power supply for end consumers	3,334,527	2,661,499	2,282,200
CCEE (a)	3,090,100	1,176,156	1,353,218
Revenue from operation and maintenance	4,220,474	3,982,409	3,549,019
Construction revenue	82,205	37,800	49,353
Financial effects of Itaipu	65,831	(13,566)	269,432
	26,054,612	22,270,117	23,374,006
Transmission
Revenue from operation and maintenance	5,967,866	5,443,107	4,255,148
Construction revenue (b)	1,535,840	778,202	753,025
Contractual financial revenue (c)	9,946,626	6,026,214	5,852,358
	17,450,332	12,247,523	10,860,531

Other revenues	925,906	710,591	768,764

	44,430,850	35,228,231	35,003,301
(-) Deductions from Operating Revenue
(-) ICMS	(1,124,432)	(995,304)	(926,475)
(-) PASEP and COFINS	(3,657,952)	(3,310,459)	(3,253,511)
(-) Sector charges	(2,022,289)	(1,832,748)	(1,771,906)
(-) Other Deductions (including ISS)	(9,936)	(9,207)	(9,280)
	(6,814,609)	(6,147,718)	(5,961,172)

Net operating revenue	37,616,241	29,080,513	29,042,129

(a)	In the fiscal year 2021, Eletrobras traded approximately R$1,426,062, corresponding to 1,116 GWh (in the fiscal year 2020, 234 GWh) on the CCEE short-term market for imports of energy.
(b)	The increase in construction revenue in the transmission segment in 2021, compared to the year 2020, is mainly due to the reestimates of the evolution of the execution of the transmission projects in progress and the ANEEL’s authorizations, carried out in the year, of RAPs for transmission projects completed.
(c)	The increase in contractual financial revenue is mainly due to the increase in contract restatement indexes with update based on the Broad National Consumer Price Index (IPCA). In 2021, the IPCA correction reached 9.63% compared to 4.38% in 2020.